Commitments and Contingencies (Schedule of minimum future rental payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2023	$ 1,414
2024	1,329
2025	724
2026	406
2027	86
Lessee, Operating Lease, Liability, to be Paid, Total	3,959
Less imputed interest	258
Other Liabilities [Member]
Total lease liabilities	$ 3,701	$ 2,932